Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [Abstract]
Schedule of Detailed Information of Cash and Cash Equivalents
	As of December 31,
	2024	2025
	RMB’000	RMB’000

Cash on hand and at banks	124,413	80,346
Deposits held at licensed payment platforms	2,290	1,877
	126,703	82,223
Included in cash and cash equivalents per balance sheet	126,614	81,154
Included in assets classified as held for sale	89	1,069